UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549

                                    FORM 13F

                               FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: March 31, 2010

Check here if Amendment [ ]; Amendment Number:  _____
  This Amendment (Check only one.):   [ ] is a restatement.
                                      [ ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:         Baker Bros. Advisors, LLC
              --------------------------------------------
Address:      667 Madison Avenue, 21st Floor
              --------------------------------------------
              New York, NY 10065-8029
              --------------------------------------------

Form 13F File Number:  28-10519

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:         Leo Kirby
              --------------------------------------------
Title:        Chief Financial Officer
              --------------------------------------------
Phone:        212-339-5633
              --------------------------------------------

Signature, Place, and Date of Signing:

     /s/ Leo Kirby                 New York, N.Y.          April 28, 2010
--------------------------  ---------------------------   --------------------
       [Signature]                 [City, State]                [Date]

Report Type (Check only one.):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[_] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[_] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

List of Other Managers Reporting for this Manager:  None

                              FORM 13F SUMMARY PAGE


Report Summary:

Number of Other Included Managers:              0
                                           -----------

Form 13F Information Table Entry Total:        61
                                           -----------

Form 13F Information Table Entry Value:     1,965,598
                                           -----------
                                           (thousands)

List of Other Included Managers:  None

Baker Brothers Form 13F 3-31-2010

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       COLUMN 1               COLUMN 2        COLUMN 3   COLUMN 4     COLUMN 5              COLUMN 6   COLUMN 7        COLUMN 8

                                                          VALUE       SHRS OR  SH/  PUT/   INVESTMENT    OTHER     VOTING AUTHORITY
Name of Issuer                                  CUSIP    (x1000)      PRN AMT  PRN  CALL   DISCRETION  MANAGERS   SOLE   SHARED NONE
----------------------------                   -------   -------      -------  ---  ----   ----------  --------   ----   ------ ----
Achillion                       COM           00448Q201    2,632      950,000   SH          SOLE                   950,000
Acorda Therapeutics             COM           00484M106   35,633    1,041,889   SH          SOLE                 1,041,889
Adolor Corp.                    COM           00724X102    8,141    4,522,772   SH          SOLE                 4,522,772
Allos Therapeutics Inc.         COM           019777101   28,393    3,821,364   SH          SOLE                 3,821,364
Alsius Corp.                    COM           021211107        3       62,872   SH          SOLE                    62,872
Amicus Therapeutics             COM           03152W109    2,062      646,320   SH          SOLE                   646,320
Amylin Pharmaceuticals          COM           032346108   21,534      957,500   SH          SOLE                   957,500
Anadys Pharmaceuticals Inc.     COM           03252Q408      316      125,023   SH          SOLE                   125,023
AP Pharma                       COM           00202J203    6,999    6,861,818   SH          SOLE                 6,861,818
Aradigm Corp.                   COM           038505301       15      100,000   SH          SOLE                   100,000
Ardea Biosciences Inc.          COM           03969P107   93,976    5,146,589   SH          SOLE                 5,146,589
Autoimmune Inc.                 COM           052776101        6       13,050   SH          SOLE                    13,050
Auxilium                        COM           05334D107  182,215    5,847,707   SH          SOLE                 5,847,707
Biocryst Pharmaceuticals Inc.   COM           09058V103   36,553    5,563,615   SH          SOLE                 5,563,615
Cadence Pharmaceuticals         COM           12738T100    5,449      596,818   SH          SOLE                   596,818
Chelsea Therapeutics            COM           163428105    3,181      896,176   SH          SOLE                   896,176
Cornerstone BioPharma           COM           22674T105      713      112,337   SH          SOLE                   112,337
Cyclacel Pharmaceuticals
  Pfd. Conv. Ex 6%              PFD CONV EX   23254L207      109       27,348   SH          SOLE                    27,348
Cumberland Pharmaceuticals      COM           230770109    1,015       96,381   SH          SOLE                    96,381
Dendreon Corp.                  COM           24823Q107   32,898      902,069   SH          SOLE                   902,069
Depomed                         COM           249908104      650      183,145   SH          SOLE                   183,145
Genomic Health Inc.             COM           37244C101  106,585    6,059,431   SH          SOLE                 6,059,431
Halozyme Therapeutics Inc.      COM           40637H109   20,390    2,551,898   SH          SOLE                 2,551,898
Human Genome                    COM           444903108   34,059    1,127,783   SH          SOLE                 1,127,783
Idera Pharmaceuticals Inc.      COM           45168K108    1,628      262,170   SH          SOLE                   262,170
Incyte Corp.                    COM           45337C102  183,506   13,173,417   SH          SOLE                13,173,417
Infinity Pharmaceuticals Inc.   COM           45665G303      758      124,181   SH          SOLE                   124,181
Inhibitex Inc.                  COM           45719T103    2,118    1,402,153   SH          SOLE                 1,402,153
Inspire                         COM           457733103   12,480    2,000,000   SH          SOLE                 2,000,000
Intermune Inc.                  COM           45884X103   85,752    1,923,988   SH          SOLE                 1.923,988
Inverness Medical               COM           46126P106   57,895    1,486,396   SH          SOLE                 1,486,396
Lexicon Pharmaceuticals         COM           528872104    1,118      750,000   SH          SOLE                   750,000
Ligand Pharmaceuticals Inc.     CLASS B       53220K207      873      501,701   SH          SOLE                   501,701
Micromet                        COM           59509C105   32,996    4,083,611   SH          SOLE                 4,083,611
Pharmacyclics Inc.              COM           716933106      253       40,578   SH          SOLE                    40,578
Pharmasset Inc.                 COM           71715N106    6,225      232,281   SH          SOLE                   232,281
Pharmathene                     COM           71714G102      470      323,807   SH          SOLE                   323,807
Salix Pharmaceuticals, Inc.     COM           795435106  138,804    3,726,276   SH          SOLE                 3,726,276
Seattle Genetics Inc.           COM           812578102  190,685   15,970,287   SH          SOLE                15,970,287
Sucampo                         CLASS A       864909106      230       64,387   SH          SOLE                    64,387
Targacept                       COM           87611R306   13,391      681,148   SH          SOLE                   681,148
Threshold Pharma                COM           885807107    5,720    3,075,390   SH          SOLE                 3,075,390
Trimeris Inc.                   COM           896263100    8,618    3,461,175   SH          SOLE                 3,461,175
Vertex Pharmaceuticals Inc.     COM           92532F100    4,087      100,000   SH          SOLE                   100,000
Via Pharmaceuticals             COM           92554T103       23      102,881   SH          SOLE                   102,881
Viropharma Inc.                 COM           928241108  128,203    9,405,977   SH          SOLE                 9,405,977
Xenoport                        COM           98411C100    1,699      183,500   SH          SOLE                   183,500
YM Biosciences                  COM           984238105    1,959    1,660,000   SH          SOLE                 1,600,000
Ziopharm Oncology Inc.          COM           98973P101    3,277      645,000   SH          SOLE                   645,000

Amylin Pharmaceuticals
  Notes 2.5% 4/15/11            CONV BONDS    032346AD0   16,601   16,245,000  PRN          SOLE                16,245,000
Biomarin Pharmaceuticals
  Notes 1.875% 4/23/2017        CONV BONDS    09061GAD3    5,058    3,910,000  PRN          SOLE                 3,910,000
Human Genome 2.25% 10/15/11     CONV BONDS    444903AK4   13,000    6,500,000  PRN          SOLE                 6,500,000
Incyte Genomics  Notes
  4.75% 10/1/2015               CONV BONDS    45337CAH5  285,200  160,000,000  PRN          SOLE               160,000,000
Intermune Inc Notes
  .25% 3/01/2011                CONV BONDS    45884XAC7   60,751   29,313,000  PRN          SOLE                29,313,000
Intermune Inc Notes 5% 3/1/15   CONV BONDS    45884XAD5   63,520   25,900,000  PRN          SOLE                25,900,000
Onyx Pharmaceuticals Inc.
  4% 8/15/16                    CONV BONDS    683399AB5   15,173   14,000,000  PRN          SOLE                14,000,000
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